GRANITESHARES ETF TRUST

GRANITESHARES FUNDS	TICKER SYMBOL
GraniteShares 2x Long F Daily ETF	FRDL

SUPPLEMENT DATED AUGUST 14, 2024

TO THE PROSPECTUS DATED OCTOBER 28, 2023

GraniteShares 2x Long F Daily ETF, a series of GraniteShares ETF Trust, is updating its ticker symbol from FORL to FRDL.

* * *

Investors Should Retain This Supplement for Future Reference